Income Taxes (Tables)	12 Months Ended
Apr. 30, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Earning Before Income Taxes
For the year ended April 30,	2020	2019	2018
Loss before income taxes	$(2,451)	$(9,575)	$(17,945)

Income tax expense (recovery) at statutory rate	(662)	(2,532)	(5,981)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	822	1,749	(917)
Losses expired	742	1,426	-
Permanent Difference	60	1,550	-
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(473)	-	(375)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	689	36	1,328
Income tax (recovery) expense	$1,178	$2,229	$(5,945)

Summary of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	April 30, 2020	April 30, 2019
Deferred income tax assets (liabilities):
Mining interest, plant and equipment	$(6,110)	$(6,787)
Payments to defer	(15)	(286)
Insurance	(38)	(16)
Reclamation and closure costs provision	638	991
Exploration assets	(223)	932
Expenses reserve	82	120
Pension-fund reserve	60	118
Deferred mining tax	(1,168)	(1,641)
Non-capital losses and other deductible tax benefits	2,227	3,504
Plant and equipment	627	536
Other	(12)	—
Deferred income tax liabilities, net	$(3,932)	$(2,529)

	April 30, 2020	April 30, 2019
Non-Capital losses	$18,722	$11,586
Property and equipment	1,704	1,828
Exploration and evaluation assets	10,905	22,240
	$31,331	$35,654